Allowance for loan losses	12 Months Ended
Mar. 31, 2017
Allowance for loan losses

6. Allowance for loan losses

In accordance with ASC 450, a formula-based allowance utilizing historical loss factors, after adjusting for existing economic conditions where appropriate, is applied to groups of non-homogeneous loans and small balance, homogeneous loans which have not been identified as impaired. At MHBK and MHTB, when management estimates probable credit losses to determine the allowance for loan losses, small balance, homogeneous loans are classified in the retail portfolio segment to which pool allocations apply, and loans other than these classified in the retail portfolio segment are classified in the corporate portfolio segment. The corporate portfolio segment consists of loans originated by MHBK and MHTB, and includes mainly business loans such as those used for working capital and capital expenditure, as well as loans for which the primary source of repayment of the obligation is income generated by the relevant assets such as project finance, asset finance and real estate finance. The retail portfolio segment consists mainly of residential mortgage loans, originated by MHBK. The other portfolio segment consists of loans of subsidiaries other than MHBK and MHTB, such as consolidated VIEs and overseas subsidiaries. See Note 1 “Basis of presentation and summary of significant accounting policies” for further details of the methodology used to determine the allowance for loan losses and Note 5 “Loans” for further details of obligor ratings and pool allocations.

Changes in Allowance for loan losses by portfolio segment for the fiscal years ended March 31, 2015, 2016 and 2017 are shown below:

	Corporate	Retail	Other	Total
	(in millions of yen)
2015
Balance at beginning of fiscal year	501,349	95,542	29,286	626,177

Provision (credit) for loan losses	(40,167)	(33,261)	13,205	(60,223)

Charge-offs	(64,634)	(3,266)	(11,322)	(79,222)
Recoveries	19,086	1,454	2,743	23,283

Net charge-offs	(45,548)	(1,812)	(8,579)	(55,939)

Others (Note)	7,543	—	2,701	10,244

Balance at end of fiscal year	423,177	60,469	36,613	520,259

2016
Balance at beginning of fiscal year	423,177	60,469	36,613	520,259

Provision (credit) for loan losses	33,532	(15,474)	16,502	34,560

Charge-offs	(97,536)	(2,173)	(12,610)	(112,319)
Recoveries	17,232	1,399	2,034	20,665

Net charge-offs	(80,304)	(774)	(10,576)	(91,654)

Others (Note)	(8,666)	—	(3,252)	(11,918)

Balance at end of fiscal year	367,739	44,221	39,287	451,247

2017
Balance at beginning of fiscal year	367,739	44,221	39,287	451,247

Provision (credit) for loan losses	45,059	(10,666)	3,275	37,668

Charge-offs	(22,901)	(1,754)	(6,597)	(31,252)
Recoveries	18,320	5,122	2,158	25,600

Net charge-offs	(4,581)	3,368	(4,439)	(5,652)

Others (Note)	(890)	—	(2,700)	(3,590)

Balance at end of fiscal year	407,327	36,923	35,423	479,673

Note:	Others includes primarily foreign exchange translation.

The table below presents Allowance for loan losses and loans outstanding by portfolio segment disaggregated on the basis of impairment method at March 31, 2016 and 2017:

	Corporate	Retail	Other	Total
	(in millions of yen)
2016
Allowance for loan losses	367,739	44,221	39,287	451,247

of which individually evaluated for impairment	222,591	3,829	12,521	238,941
of which collectively evaluated for impairment	145,148	40,392	26,766	212,306

Loans (Note)	59,385,962	12,414,453	5,922,110	77,722,525

of which individually evaluated for impairment	634,049	24,768	63,280	722,097
of which collectively evaluated for impairment	58,751,913	12,389,685	5,858,830	77,000,428

2017
Allowance for loan losses	407,327	36,923	35,423	479,673

of which individually evaluated for impairment	272,714	2,922	13,306	288,942
of which collectively evaluated for impairment	134,613	34,001	22,117	190,731

Loans (Note)	61,120,654	11,722,726	9,596,201	82,439,581

of which individually evaluated for impairment	772,647	23,422	65,075	861,144
of which collectively evaluated for impairment	60,348,007	11,699,304	9,531,126	81,578,437

Note: Amounts represent loan balances before deducting unearned income and deferred loan fees.

In the fiscal year ended March 31, 2015, Credit for loan losses decreased by ¥66,007 million from the previous fiscal year. The decrease was due primarily to an increase in allowance for loan losses on impaired loans related to certain domestic borrowers, although the MHFG Group continued to record a credit for loan losses and recorded a decrease in allowance for loan losses on non-impaired loans as a result of upgrades in the obligor categories of a broad range of borrowers, reflecting the continuing gradual recovery of the Japanese economy.

In the fiscal year ended March 31, 2016, Provision for loan losses increased by ¥94,783 million from the previous fiscal year. The MHFG Group recorded a modest level of Provision for loan losses, reflecting how the Japanese economy was in a “leveling off” phase.

In the fiscal year ended March 31, 2017, Provision for loan losses increased by ¥3,108 million from the previous fiscal year. Although obligor categories improved as a whole, reflecting the gradual recovery in the economic environment, Provision for loan losses increased due mainly to the deterioration of credit status of certain borrowers.